Accrued expenses and other current liabilities (Details) $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accrued expenses and other current liabilities
Amount due to the third-party investors from the sale of financial products		¥ 18,106,270,000	¥ 0
Salary and welfare payables		2,118,459,000	1,689,809,000
Deposits		6,845,980,000	3,627,058,000
Payable related to employees' exercise of share-based awards		74,119,000	276,259,000
Rental fee payables		250,795,000	135,534,000
Professional fee accruals		96,114,000	75,086,000
Others		1,939,747,000	1,374,319,000
Total	$ 4,239,015	¥ 29,431,484,000	¥ 7,178,065,000